Note 3 - Inventories	9 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Inventory Disclosure [Text Block]
Note 3
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Inventories

Inventories are stated at the lower of cost or market using the first-in, first-out (“FIFO”) method and consist of the following:

	December 3 1 , 2014	March 31, 2014
Raw materials	$3,271	$3,456
Work in process	457	329
Finished goods	586	409
Inventories, net	$4,314	$4,194

Raw materials include components purchased from independent suppliers. Most purchased components are available from multiple sources, with the exception of certain key components which are supplied to us by key suppliers, with whom we have long-term business relationships, but no long-term supply agreements.